UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03342

SIT MID CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2012 Date of reporting period: September 30, 2012

Item 1. Schedule of Investments

Sit Mid Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Sit Mid Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 98.5%
Commercial Services - 0.5%
7,600	Factset Research Systems, Inc.	732,792

Communications - 1.0%
24,600	SBA Communications Corp. *	1,547,340

Consumer Durables - 4.4%
17,700	Fossil, Inc. *	1,499,190
11,900	Polaris Industries, Inc.	962,353
28,100	Snap-On, Inc.	2,019,547
39,900	Tupperware Brands Corp.	2,138,241

		6,619,331

Consumer Non-Durables - 5.1%
30,200	Coach, Inc.	1,691,804
63,900	Coca-Cola Enterprises, Inc.	1,998,153
112,500	Iconix Brand Group, Inc. *	2,052,000
33,400	Monster Beverage Corp. *	1,808,944

		7,550,901

Consumer Services - 2.3%
5,800	Chipotle Mexican Grill, Inc. *	1,841,732
39,532	Marriott International, Inc.	1,545,701

		3,387,433

Electronic Technology - 8.8%
32,800	Avago Technologies, Ltd.	1,143,572
64,200	Broadcom Corp. *	2,220,036
89,800	Ciena Corp. *	1,221,280
11,100	F5 Networks, Inc. *	1,162,170
46,700	Linear Technology Corp.	1,487,395
10,700	MICROS Systems, Inc. *	525,583
80,800	Skyworks Solutions, Inc. *	1,904,052
30,100	Synaptics, Inc. *	723,002
42,500	Veeco Instruments, Inc. *	1,275,850
53,300	VeriFone Systems, Inc. *	1,484,405

		13,147,345

Energy Minerals - 3.9%
10,700	Apache Corp.	925,229
32,500	Gulfport Energy Corp. *	1,015,950
31,200	Marathon Petroleum Corp.	1,703,208
20,200	Murphy Oil Corp.	1,084,538
32,800	Southwestern Energy Co. *	1,140,784

		5,869,709

Finance - 7.1%
20,350	ACE, Ltd.	1,538,460
17,700	Affiliated Managers Group, Inc. *	2,177,100
29,000	Ameriprise Financial, Inc.	1,644,010
7,200	IntercontinentalExchange, Inc. *	960,552
32,200	Marsh & McLennan Cos., Inc.	1,092,546
27,100	Signature Bank/New York NY *	1,817,868

Quantity	Name of Issuer	Fair Value ($)

21,400	T Rowe Price Group, Inc.	1,354,620

		10,585,156

Health Services - 2.6%
37,800	Express Scripts Holding Co. *	2,368,926
9,400	Laboratory Corp. of America Holdings *	869,218
7,500	Stericycle, Inc. *	678,900

		3,917,044

Health Technology - 8.8%
24,800	Allergan, Inc.	2,271,184
26,300	Celgene Corp. *	2,009,320
18,700	Edwards Lifesciences Corp. *	2,007,819
13,400	IDEXX Laboratories, Inc. *	1,331,290
4,740	Intuitive Surgical, Inc. *	2,349,286
29,450	Thermo Fisher Scientific, Inc.	1,732,544
38,300	Thoratec Corp. *	1,325,180

		13,026,623

Industrial Services - 5.2%
47,000	Chicago Bridge & Iron Co. NV	1,790,230
17,100	National Oilwell Varco, Inc.	1,369,881
14,950	Schlumberger, Ltd.	1,081,334
43,000	Seadrill, Ltd.	1,686,460
57,700	Waste Connections, Inc.	1,745,425

		7,673,330

Non-Energy Minerals - 1.9%
26,700	Haynes International, Inc.	1,392,405
116,000	Stillwater Mining Co. *	1,367,640

		2,760,045

Process Industries - 8.7%
17,200	Airgas, Inc.	1,415,560
35,700	Albemarle Corp.	1,880,676
13,800	CF Industries Holdings, Inc.	3,066,912
50,700	Ecolab, Inc.	3,285,867
31,200	FMC Corp.	1,727,856
36,700	Scotts Miracle-Gro Co.	1,595,349

		12,972,220

Producer Manufacturing - 11.1%
31,600	AGCO Corp. *	1,500,368
60,187	AMETEK, Inc.	2,133,629
15,000	Cooper Industries, PLC	1,125,900
22,800	Cummins, Inc.	2,102,388
19,300	Flowserve Corp.	2,465,382
15,500	MSC Industrial Direct Co., Inc.	1,045,630
13,900	Precision Castparts Corp.	2,270,426
25,500	SPX Corp.	1,667,955

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2012	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Sit Mid Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

45,000	Trimble Navigation, Ltd. *	2,144,700

		16,456,378

Retail Trade - 12.1%
19,000	Bed Bath & Beyond, Inc. *	1,197,000
58,100	Dick’s Sporting Goods, Inc.	3,012,485
74,900	Dunkin’ Brands Group, Inc.	2,186,706
27,000	Lululemon Athletica, Inc. *	1,996,380
67,100	Macy’s, Inc.	2,524,302
18,300	Nordstrom, Inc.	1,009,794
78,300	TJX Cos., Inc.	3,507,057
26,200	Ulta Salon Cosmetics & Fragrance, Inc.	2,523,191

		17,956,915

Technology Services - 11.1%
47,100	ANSYS, Inc. *	3,457,140
21,200	Citrix Systems, Inc. *	1,623,284
38,300	Cognizant Technology Solutions Corp. *	2,677,936
63,400	Informatica Corp. *	2,206,954
3,000	priceline.com, Inc. *	1,856,190
31,000	Teradata Corp. *	2,337,710
22,600	Ultimate Software Group, Inc. *	2,307,460

		16,466,674

Quantity	Name of Issuer	Fair Value ($)

Transportation - 1.9%
24,100	CH Robinson Worldwide, Inc.	1,411,055
38,700	Expeditors International of Washington, Inc.	1,407,132

		2,818,187

Utilities - 2.0%
51,500	Calpine Corp. *	890,950
25,100	UGI Corp.	796,925
35,300	Wisconsin Energy Corp.	1,329,751

		3,017,626

Total Common Stocks (cost: $100,328,927)		146,505,049

Total Investments in Securities - 98.5% (cost: $100,328,927)		146,505,049
Other Assets and Liabilities, net 1.5%		2,300,633

Total Net Assets - 100.0%		$148,805,682

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

    PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2012 is as follows (See notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	146,505,049	—	—	146,505,049
Total:	146,505,049	—	—	146,505,049

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of September 30, 2012 is included with the Fund’s schedule of investments.

At September 30, 2012, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Mid Cap Growth	$49,978,895	($3,802,773)	$46,176,122	$100,328,927

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date: November 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date: November 1, 2012

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date: November 1, 2012